Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Receivables [Abstract]
Balance at the beginning of the year	$ 81,745	$ 151,347
Provision for (reversal of) doubtful accounts	17,711	(65,076)
Foreign currency translation adjustments	(2,316)	(4,526)
Balance at the end of the year	$ 97,140	$ 81,745